UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Soundwatch Core Hedged Equity Fund
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares		Value
EXCHANGE TRADED FUND ― 88.5%(1)
iShares Core S&P 500 ETF	327,000		$88,796,850
TOTAL EXCHANGE TRADED FUND (Cost $80,043,303)			88,796,850

PURCHASED OPTIONS ― 6.1%(3)
	Contracts	Notional ($)
Call Options ― 2.8%
S&P 500 Index at $2,760, Expires February 01, 2019	45	12,168,450	450
S&P 500 Index at $2,775, Expires February 08, 2019	46	12,438,860	11,385
S&P 500 Index at $2,700, Expires December 20, 2019	91	24,607,310	1,575,665
S&P 500 Index at $2,500, Expires March 20, 2020	36	9,734,760	1,196,640
Total Call Options Purchased (Premiums paid $2,222,975)			2,784,140

Put Options ― 3.3%
S&P 500 Index at $2,555, Expires February 01, 2019	45	12,168,450	225
S&P 500 Index at $2,510, Expires February 08, 2019	46	12,438,860	3,335
S&P 500 Index at $2,525, Expires March 29, 2019	363	98,158,830	682,440
S&P 500 Index at $2,700, Expires December 20, 2019	91	24,607,310	1,377,740
S&P 500 Index at $2,675, Expires December 20, 2019	91	24,607,310	1,295,840
Total Put Options Purchased (Premiums paid $4,467,780)			3,359,580
TOTAL PURCHASED OPTIONS (Premiums paid $6,690,755)			$6,143,720

	Shares
SHORT-TERM INVESTMENT― 6.2%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 2.28% (2)	6,271,008		6,271,008
TOTAL SHORT-TERM INVESTMENT (Cost $6,271,008)			6,271,008

TOTAL INVESTMENTS ― 100.8% (Cost $93,005,066)			101,211,578
Liabilities in Excess of Other Assets ― (0.8%)			(835,374)
TOTAL NET ASSETS ― 100.0%			$100,376,204

WRITTEN OPTIONS ― (1.2%)(3)
	Contracts	Notional ($)
Call Options ― (0.7%)
S&P 500 Index at $2,700, Expires February 01, 2019	(45)	(12,168,450)	(64,575)
S&P 500 Index at $2,665, Expires February 01, 2019	(45)	(12,168,450)	(197,100)
S&P 500 Index at $2,685, Expires February 08, 2019	(46)	(12,438,860)	(165,600)
S&P 500 Index at $2,640, Expires February 08, 2019	(46)	(12,438,860)	(333,500)
Total Written Call Options - (Premiums received $397,953)			(760,775)

Put Options ― (0.5%)
S&P 500 Index at $2,665, Expires February 01, 2019	(91)	(24,607,310)	(8,190)
S&P 500 Index at $2,640, Expires February 08, 2019	(91)	(24,607,310)	(46,865)
S&P 500 Index at $2,595, Expires February 08, 2019	(46)	(12,438,860)	(10,350)
S&P 500 Index at $2,500, Expires March 20, 2020	(36)	(9,734,760)	(396,900)
Total Written Put Options - (Premiums received $1,411,633)			(462,305)
TOTAL WRITTEN OPTIONS (Premiums received $1,809,586)			$(1,223,080)

Percentages are stated as a percent net of assets.

(1)
The Fund currently invests a portion of its assets in iShares Core S&P 500 ETF (“IVV”).  The Fund may redeem its investment from IVV at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of IVV. The financial statements of IVV, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov.  As of January 31, 2019, the percentage of the Fund’s net assets invested in IVV was 88.5% .

(2)	The rate is the annualized seven-day yield at period end.
(3)	Non-income producing securities.

Soundwatch Core Hedged Equity Fund
Schedule of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation

Securities Valuation –Securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Fund’s Adviser with oversight by the Trust’s Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of January 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Fund	$88,796,850	$-	$-	$88,796,850
Short-Term Investment	6,271,008	-	-	6,721,008
Purchased Options	-	6,143,720	-	6,143,720
Total	$95,067,858	$6,143,720	$-	$101,211,578

Liabilities
Written Options	$-	$(1,223,080)	$-	$(1,223,080)
Total	$-	$(1,223,080)	$-	$(1,223,080)

See the Schedule of Investments for further detail of investment classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  March 18, 2019